Income tax expense - Deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Net operating tax loss carry forwards	¥ 36,235		¥ 34,306
Inventory write-downs	23,433		33,128
Product warranty	481		1,263
Accrued expenses and others	17,137		28,464
Less: Valuation Allowance	(3,613)		(16,145)		¥ (15,415)
Total deferred tax assets, net	73,673		81,016
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(16,145)		(18,130)
Unrealized investment income	(7,301)		(7,645)
Assets arisen from business combination	(15,555)
Total deferred tax liabilities	(39,001)		(25,775)
Presentation in the consolidated balance sheet:
Deferred tax assets, net	58,263	$ 8,206	63,894
Deferred tax liabilities	(23,591)	$ (3,323)	(8,653)	[1]
Net deferred tax assets	¥ 34,672		¥ 55,241

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer